Neiman Large Cap Value Fund
		Schedule of Investments
		June 30, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Beverages
17,100	The Coca-Cola Company			$ 925,281	2.62%

Biological Products, (No Diagnostic Substances)
3,600	Amgen Inc. +			877,500	2.49%

Cable & Other Pay Television Services
4,800	The Walt Disney Company			843,696	2.39%

Computer Communications Equipment
19,000	Cisco Systems, Inc.			1,007,000	2.85%

Computer & Office Equipment
6,700	International Business Machines Corporation +			982,153	2.78%

Electronic Computers
8,200	Apple Inc.			1,123,072	3.18%

Gas & Other Services Combined
5,500	Sempra Energy			728,640	2.06%

Hospitals & Medical Service Plans
300	Anthem, Inc.			114,540
2,600	UnitedHealth Group, Inc. +			1,041,144
				1,155,684	3.27%

Industrial Inorganic Chemicals
2,500	Air Products and Chemicals, Inc.			719,200	2.04%

Misc Industrial & Commercial Machinery & Equipment
3,700	Eaton Corporation plc (Ireland)			548,266	1.55%

National Commercial Banks
4,000	The PNC Financial Services Group, Inc. +			763,040	2.16%

Petroleum Refining
8,400	Chevron Corporation +			879,816
10,800	Exxon Mobil Corporation			681,264
				1,561,080	4.42%

Pharmaceutical Preparations
5,500	Johnson & Johnson			906,070
11,700	Merck & Co.			909,909
1,170	Organon & Co.			35,404
20,000	Pfizer Inc.			783,200
				2,634,583	7.46%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
14,000	Dow Inc. +			885,920	2.51%

Radio & TV Broadcasting & Communications Equipment
4,800	QUALCOMM Incorporated			686,064	1.94%

Railroads, Line-Haul Operating
2,100	Union Pacific Corporation +			461,853	1.31%

Retail - Variety Stores
2,800	Costco Wholesale Corp.			1,107,876	3.14%

Rubber & Plastic Footwear
7,500	Nike Inc. Class B			1,158,675	3.28%

Search, Detection, Navigation, Guidance, Aeronautical Systems
7,870	Raytheon Company +			671,390	1.90%

Security & Commodity Brokers, Dealers, Exchanges & Services
3,500	CME Group Inc.			744,380
6,400	Intercontinental Exchange, Inc.			759,680
				1,504,060	4.26%

Security Brokers, Dealers & Flotation Companies
700	BlackRock, Inc.			612,479
10,900	The Charles Schwab Corporation			793,629
				1,406,108	3.98%

Semiconductors & Related Devices
4,600	Analog Devices, Inc.			791,936
4,400	Applied Materials, Inc.			626,560
14,000	Intel Corporation			785,960
9,300	Micron Technology, Inc.			790,314
3,200	Texas Instruments Incorporated +			615,360
				3,610,130	10.23%

Services - Business Services, NEC
2,600	Accenture plc Class A (Ireland) +			766,454
4,700	Visa Inc.			1,098,954
				1,865,408	5.28%

Services - Computer Processing & Data Preperation
3,800	Automatic Data Processing, Inc. +			754,756	2.14%

Services - Prepackaged Software
4,200	Microsoft Corporation			1,137,780	3.22%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,400	Procter & Gamble Co. +			998,482	2.83%

Special Industry Machinery, NEC
1,100	Lam Research Corporation			715,770	2.03%

Surgical & Medical Instruments & Apparatus
4,600	3M Company +			913,698	2.59%

Telephone Communications (No Radiotelephone)
17,000	Verizon Communications Inc.			952,510	2.70%

Tobacco Products
10,200	Altria Group Inc. +			486,336
6,800	Philip Morris International, Inc.			673,948
				1,160,284	3.29%

Total for Common Stocks (Cost - $24,184,717)				33,859,959	95.90%

Real Estate Investment Trusts
6,500	Lamar Advertising Company - Class A			678,730
Total for Real Estate Investment Trusts (Cost - $449,131)				678,730	1.92%

MONEY MARKET FUNDS
765,294	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.01% **			765,294	2.17%
(Cost - $765,294)

	Total Investments			35,303,983	99.99%
	(Cost - $25,399,142)

	Other Assets in Excess of Liabilities			2,061	0.01%

	Net Assets			$ 35,306,044	100.00%

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		June 30, 2021 (Unaudited)
Underlying Security		Call Option		Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Accenture plc Class A (Ireland)
August 20, 2021 Calls @ $320.00 ***		7		$ 206,353	$ 455

Altria Group Inc.
September 17, 2021 Calls @ $60.00		26		123,968	208

Amgen Inc.
September 17, 2021 Calls @ $280.00 ***		9		219,375	819

Automatic Data Processing, Inc.
August 20, 2021 Calls @ $210.00		10		198,620	2,050

Chevron Corporation
September 17, 2021 Calls @ $130.00		21		219,954	525

Dow Inc.
September 17, 2021 Calls @ $75.00		35		221,480	875

International Business Machines Corporation
September 17, 2021 Calls @ $155.00		17		249,203	3,995

The PNC Financial Services Group, Inc.
August 20, 2021 Calls @ $200.00		10		190,760	2,780

Procter & Gamble Co.
September 17, 2021 Calls @ $155.00		19		256,367	437

Raytheon Technologies Corporation
August 20, 2021 Calls @ $90.00		20		170,620	2,360

Texas Instruments Incorporated
August 20, 2021 Calls @ $220.00		8		153,840	384

Union Pacific Corporation
August 20, 2021 Calls @ $260.00 ***		5		109,965	100

UnitedHealth Group, Inc.
September 17, 2021 Calls @ $430.00		7		280,308	3,395

3M Company
July 16, 2021 Calls @ $220.00		12		238,356	228

Total (Premiums Received $43,196)				$ 2,839,169	$ 18,611

+ Portion or all of the security is pledged as collateral for call options written.
* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2021.
*** Level 2 Security.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2021, was $25,399,142 and premiums received from options written was $43,396. At June 30, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Gain		$ 10,083,639
		Unrealized Loss		(154,213)
		Unrealized Gain		$ 9,929,426

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2021:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 33,859,959	$ -	$ -	$ 33,859,959
Real Estate Investment Trusts		678,730	-	-	678,730
Money Market Funds		765,294	-	-	765,294
Total		$ 35,303,983	$ -	$ -	$ 35,303,983

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 17,237	$ 1,374		$ 18,611
Total		$ 17,237	$ 1,374	$ -	$ 18,611

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended June 30, 2021.

3. OPTIONS WRITTEN

As of June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Call options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of June 30, 2021, portfolio securities valued at $2,839,169 were held by the Fund as collateral for options written by the Fund.